Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Statement of Comprehensive Income [Abstract]
Live streaming - consumable virtual items revenue		¥ 1,886,179	$ 273,470	¥ 1,617,056	¥ 1,187,431
Live streaming - time based virtual item revenue		27,683	4,014	32,905	29,596
Technical services and others		39,395	5,712	19,397	5,156
Total revenue		1,953,257	283,196	1,669,358	1,222,183
Cost of revenues		(1,670,068)	(242,137)	(1,364,902)	(959,939)
Gross profit		283,189	41,059	304,456	262,244
Sales and marketing expenses		(2,127)	(308)	(4,807)	(10,121)
General and administrative expenses		(61,005)	(8,845)	(65,233)	(33,889)
Research and development expenses		(67,538)	(9,792)	(70,039)	(31,780)
(Provision for) recovery of doubtful accounts		(2,739)	(397)	1,592	8,253
Income from operations		149,780	21,717	165,969	194,707
Interest income, net		2,506	363	3,962	2,960
Other income (loss), net		11,443	1,659	(90)	(4,702)
Foreign exchange gain (loss), net		(1,493)	(216)	105	703
Change in fair value of investment		1,760	255	25,831
Change in fair value of warrant liabilities		10,776	1,562	16,421	3,904
Investments income (loss)		25,449	3,690	(2,998)
Change in fair value of contingent consideration		13,071	1,895	(33,584)	(14,068)
Income before income taxes		213,292	30,925	175,616	183,504
Income tax expense		(18,067)	(2,619)	(5,604)	(7,404)
Net income		195,225	28,306	170,012	176,100
Less: net income attributable to noncontrolling interest		1,892	274
Net income attributable to the Company’s shareholders		193,333	28,032	170,012	176,100
Other comprehensive income:
Other comprehensive income - foreign currency translation adjustment		955	138	2,313	14,802
Comprehensive income		196,180	28,444	172,325	190,902
Less: comprehensive income attributable to non-controlling interests		1,892	274
Comprehensive income attributable to the Company’s shareholders		¥ 194,288	$ 28,170	¥ 172,325	¥ 190,902
Weighted average number of shares *
Basic (in Shares)	[1]	39,263,147	39,263,147	30,842,183	23,287,706
Diluted (in Shares)	[1]	39,263,147	39,263,147	30,842,183	26,828,666
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 4.92	$ 0.71	¥ 5.51	¥ 7.56
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 4.92	$ 0.71	¥ 5.51	¥ 6.56

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.